Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Capital Requirements
Schedule of capital adequacy requirements of regulatory capital ratios in excess of the levels established for well-capitalized

			Minimum Capital		Required to be
			Required - Basel III		Considered Well-
	Actual		Fully Phased-In *		Capitalized
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2019
Total Capital (to risk-weighted assets):
Company	$179,430	14.89%	$126,511	10.50%	$—	N.A	%
Bank	175,459	14.60	126,165	10.50	120,158	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$157,139	13.04%	$102,414	8.50%	$—	N.A	%
Bank	162,822	13.55	102,134	8.50	96,126	8.00
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$118,793	9.86%	$84,341	7.00%	$—	N.A	%
Bank	162,822	13.55	84,110	7.00	78,102	6.50
Tier 1 leverage ratio (to adjusted average assets):
Company	$157,139	10.73%	$58,562	4.00%	$—	N.A	%
Bank	162,822	11.18	58,280	4.00	72,850	5.00